BORROWINGS AND FINANCE LEASES - Disclosure of Carrying Value of Borrowings (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 5,622,000,000	€ 5,127,000,000
Current portion of borrowings	799,000,000	491,000,000
Notional amount	1,670,000,000	1,492,000,000	€ 1,214,000,000
Three Point Five Zero Percent Due 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Current portion of borrowings	467,000,000	0
€350 million 2.00% Notes 2019
Disclosure of detailed information about borrowings [line items]
Current portion of borrowings	€ 0	349,000,000
Borrowings, interest rate	2.00%
Notional amount	€ 350,000,000
US$525 million 3.50% Notes 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 0	456,000,000
Borrowings, interest rate	3.50%
Notional amount	€ 525,000,000
US$250 million 3.25% Notes 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 221,000,000	216,000,000
Borrowings, interest rate	3.25%
Notional amount	€ 250,000,000
US$300 million 4.50% Notes 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 266,000,000	261,000,000
Borrowings, interest rate	4.50%
Notional amount	€ 300,000,000
€350 million Floating Rate Note 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	350,000,000	350,000,000
Notional amount	350,000,000
€700 million 0.75% Notes 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 698,000,000	697,000,000
Borrowings, interest rate	0.75%
Notional amount	€ 700,000,000
€350 million 2.63% Notes 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 348,000,000	348,000,000
Borrowings, interest rate	2.63%
Notional amount	€ 350,000,000
€500 million 1.13% Notes 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 496,000,000	495,000,000
Borrowings, interest rate	1.13%
Notional amount	€ 500,000,000
€350 million 2.38% Notes 2025
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 347,000,000	346,000,000
Borrowings, interest rate	2.38%
Notional amount	€ 350,000,000
€250 million 2.75% Notes 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 248,000,000	248,000,000
Borrowings, interest rate	2.75%
Notional amount	€ 250,000,000
€500 million 1.75% Notes 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 493,000,000	493,000,000
Borrowings, interest rate	1.75%
Notional amount	€ 500,000,000
€400 million 1.50% Notes 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 396,000,000	395,000,000
Borrowings, interest rate	1.50%
Notional amount	€ 400,000,000
€500 million 1.88% Notes 2030
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 495,000,000	495,000,000
Borrowings, interest rate	1.88%
Notional amount	€ 500,000,000
Zero Point Seven Zero Percent Notes Due 2031 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.70%
Notional amount	€ 500,000,000
€500 million 1.13% Notes 2029
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	€ 493,000,000	0
Borrowings, interest rate	1.125%
Notional amount	€ 500,000,000
€500 million 0.70% Notes 2031
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	495,000,000	0
Term Loan Due 2019-2021
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	0	274,000,000
Non-current lease obligations
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion	276,000,000	53,000,000
EUR commercial paper
Disclosure of detailed information about borrowings [line items]
Current portion of borrowings	221,000,000	120,000,000
Current lease obligations
Disclosure of detailed information about borrowings [line items]
Current portion of borrowings	€ 111,000,000	€ 22,000,000
Eurodollar1 [Member] | €350 million Floating Rate Note 2021
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.19%
Minimum interest rate	0.00%